Shareholder Report, Holdings (Details) - C000232658	Nov. 30, 2025
037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.30%
023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
67066G104 | Nvidia Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
617446448 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	2.90%
30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
949746101 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Money Market
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Communications
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Technology
Holdings [Line Items]
Percent of Net Asset Value	23.80%